Share Capital and Capital reserve - Narrative (Details)			5 Months Ended		6 Months Ended
	Aug. 05, 2021 USD ($)	Jan. 02, 2019	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 $ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price		20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares								$ 25.2127
Preference shares, dividend payment terms, weighted average share price, minimum term required					10 days	10 days
Other reserves			€ 10,500,000		€ 38,500,000
Purchase of treasury shares | $	$ 500,000,000
Payments to acquire or redeem entity's shares					26,800,000		€ 10,500,000
Cash flow hedges
Disclosure of classes of share capital [line items]
Other reserves			10,900,000		40,700,000
Cost of hedging reserve
Disclosure of classes of share capital [line items]
Reserve of change in value of forward elements of forward contracts			(400,000)		€ (2,200,000)
Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued, price per share (in dollars per share) | $ / shares									$ 26.23	$ 24.5
Transaction costs			€ 0.1
Number of shares repurchased | shares			3,090,082	3,090,082	1,160,547	1,160,547
Payments to acquire or redeem entity's shares			€ 67.1	$ 75.8	€ 26.8	$ 30.5
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares									10.00	10.00
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares									$ 10.00	$ 10.00